Loans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
LOANS
Loan Portfolio Classified by Type and Class

	March 31, 2015
	Originated	Acquired	Total
	(Dollars in thousands)

Commercial & industrial	$724,871	$19,509	$744,380
Real estate:
Owner occupied commercial real estate	152,034	14,570	166,604
Commercial real estate	338,709	28,362	367,071
Construction, land & land development	262,406	10,719	273,125
Residential mortgage	111,163	138,428	249,591
Consumer and other	6,970	3,101	10,071
Total loans held for investment	$1,596,153	$214,689	$1,810,842

Total loans held-for-sale	$939	$-	$939

	December 31, 2014
	Originated	Acquired	Total
	(Dollars in thousands)

Commercial & industrial	$759,810	$28,600	$788,410
Real estate:
Owner occupied commercial real estate	148,197	15,395	163,592
Commercial real estate	308,521	30,485	339,006
Construction, land & land development	230,143	10,523	240,666
Residential mortgage	107,275	149,791	257,066
Consumer and other	6,785	3,630	10,415
Total loans held for investment	$1,560,731	$238,424	$1,799,155

Total loans held-for-sale	$573	$-	$573

	December 31, 2014

	Originated	Acquired	Total
	(Dollars in thousands)

Commercial & industrial	$759,810	$28,600	$788,410
Real estate:
Owner occupied commercial real estate	148,197	15,395	163,592
Commercial real estate	308,521	30,485	339,006
Construction, land & land development	230,143	10,523	240,666
Residential mortgage	107,275	149,791	257,066
Consumer and other	6,785	3,630	10,415
Total loans held for investment	$1,560,731	$238,424	$1,799,155

Total loans held-for-sale	$573	$-	$573

	December 31, 2013

	Originated	Acquired	Total
	(Dollars in thousands)

Commercial & industrial	$674,621	$6,669	$681,290
Real estate:
Owner occupied commercial real estate	153,507	3,454	156,961
Commercial real estate	254,838	12,173	267,011
Construction, land & land development	139,867	200	140,067
Residential mortgage	105,888	474	106,362
Consumer and other	7,296	428	7,724
Total loans held for investment	$1,336,017	$23,398	$1,359,415

Total loans held-for-sale	$-	$-	$-

Loan maturities and rate sensitivity

	March 31, 2015
	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years	Total
	(Dollars in thousands)

Commercial & industrial	$243,532	$444,662	$56,186	$744,380
Real estate:
Owner occupied commercial real estate	24,158	61,166	81,280	166,604
Commercial real estate	25,263	265,775	76,033	367,071
Construction, land & land development	65,566	123,082	84,477	273,125
Residential mortgage	4,905	58,945	185,741	249,591
Consumer and Other	6,329	2,942	800	10,071

Total loans held for investment	$369,753	$956,572	$484,517	$1,810,842

Fixed rate	$44,040	$223,689	$98,549	$366,278
Floating rate	325,713	732,883	385,968	1,444,564

Total loans held for investment	$369,753	$956,572	$484,517	$1,810,842

	December 31, 2014
	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years	Total
	(Dollars in thousands)

Commercial & industrial	$254,202	$484,088	$50,120	$788,410
Real estate:
Owner occupied commercial real estate	20,309	65,940	77,343	163,592
Commercial real estate	27,827	245,244	65,935	339,006
Construction, land & land development	42,433	112,086	86,147	240,666
Residential mortgage	3,541	62,111	191,414	257,066
Consumer and other	6,167	3,274	974	10,415

Total loans held for investment	$354,479	$972,743	$471,933	$1,799,155

Fixed rate	$41,402	$227,371	$113,189	$381,962
Floating rate	313,077	745,372	358,744	1,417,193

Total loans held for investment	$354,479	$972,743	$471,933	$1,799,155

Related party loans

	March 31,	December 31,
	2015	2014
	(Dollars in thousands)

Beginning balance	$-	$-
Advances	-	2
Repayments	-	(2)
Ending Balance	$-	$-

	December 31,
	2014	2013
	(Dollars in thousands)

Beginning balance	$-	$-
Advances	2	-
Repayments	(2)	-
Ending Balance	$-	$-

Acquired loans

	March 31,	December 31,
	2015	2014
	(Dollars in thousands)

Credit impaired acquired loans:
Outstanding principal balance	$15,417	$16,224
Recorded investment	13,409	14,154
Discount, net	$2,008	$2,070

Other acquired loans:
Outstanding principal balance	202,804	226,284
Deferred fees, net	(58)	(3)
Recorded investment	201,280	224,270
Discount, net	$1,466	$2,011

Total acquired loans:
Outstanding principal balance	218,221	242,508
Deferred fees, net	(58)	(3)
Recorded investment	214,689	238,424
Discount, net	$3,474	$4,081

	December 31,	October 17,
	2014	2014
	(Dollars in thousands)

Credit impaired acquired loans:
Outstanding principal balance	$8,584	$8,782
Recorded investment	7,353	7,549
Discount, net	$1,231	$1,233

Other acquired loans:
Outstanding principal balance	221,100	247,394
Deferred fees, net	(3)	-
Recorded investment	219,157	245,262
Discount, net	$1,940	$2,132

Total acquired loans:
Outstanding principal balance	229,684	256,176
Deferred fees, net	(3)	-
Recorded investment	226,510	252,811
Discount, net	$3,171	$3,365

The outstanding principal balance and recorded investment in the total acquired loans from all acquisitions at December 31, 2014 and 2013, was as follows:

	December 31,
	2014	2013
	(Dollars in thousands)

Credit impaired acquired loans:
Outstanding principal balance	$16,224	$8,477
Recorded investment	14,154	7,498
Discount, net	$2,070	$979

Other acquired loans:
Outstanding principal balance	226,284	16,187
Deferred fees, net	(3)	-
Recorded investment	224,270	15,900
Discount, net	$2,011	$287

Total acquired loans:
Outstanding principal balance	242,508	24,664
Deferred fees, net	(3)	-
Recorded investment	238,424	23,398
Discount, net	$4,081	$1,266

Accretable Yield For Credit Impaired Acquired Loans

	Three Months Ended March 31,
	2015	2014
	(Dollars in thousands)

Balance at beginning of period	$685	$603
Additions	-	62
Reclassifications from nonaccretable yield	480	161
Accretion	(63)	(141)
Balance at period end	$1,102	$685

	Year Ended December 31,
	2014	2013
	(Dollars in thousands)

Balance at beginning of period	$603	$510
Additions	62	-
Reclassifications from (to) nonaccretable yield	161	192
Accretion	(141)	(99)
Balance at period end	$685	$603

Age analysis of loans

	March 31, 2015
	Loans Past Due and Still Accruing
	30 - 89 Days Past Due	90 Days or More Past Due	Total	Nonaccrual	Purchased Credit Impaired	Current	Total Loans
	(Dollars in thousands)

Originated Loans
Commercial & industrial	$2,898	$-	$2,898	$3,319	$-	$718,654	$724,871
Real estate:
Owner occupied commercial real estate	379	-	379	1,029	-	150,626	152,034
Commercial real estate	-	-	-	-	-	338,709	338,709
Construction, land & land development	2	-	2	516	-	261,888	262,406
Residential mortgage	728	-	728	1,279	-	109,156	111,163
Consumer and other	109	-	109	-	-	6,861	6,970

Total loans held for investment	$4,116	$-	$4,116	$6,143	$-	$1,585,894	$1,596,153

Acquired Loans
Commercial & industrial	$649	$-	$649	$-	$2,055	$16,805	$19,509
Real estate:
Owner occupied commercial real estate	-	-	-	-	1,063	13,507	14,570
Commercial real estate	1,139	-	1,139	547	7,145	19,531	28,362
Construction, land & land development	468	-	468	-	57	10,194	10,719
Residential mortgage	1,201	-	1,201	212	3,089	133,926	138,428
Consumer and other	29	7	36	-	-	3,065	3,101

Total loans held for investment	$3,486	$7	$3,493	$759	$13,409	$197,028	$214,689

	December 31, 2014
	Loans Past Due and Still Accruing
	30 - 89 Days Past Due	90 Days or More Past Due	Total	Nonaccrual	Purchased Credit Impaired	Current	Total Loans
	(Dollars in thousands)

Originated Loans
Commercial & industrial	$7,266	$-	$7,266	$1,789	$-	$750,755	$759,810
Real estate:
Owner occupied commercial real estate	1,464	-	1,464	173	-	146,560	148,197
Commercial real estate	-	-	-	-	-	308,521	308,521
Construction, land & land development	677	-	677	940	-	228,526	230,143
Residential mortgage	382	16	398	1,277	-	105,600	107,275
Consumer and other	217	-	217	95	-	6,473	6,785

Total loans held for investment	$10,006	$16	$10,022	$4,274	$-	$1,546,435	$1,560,731

Acquired Loans
Commercial & industrial	$137	$-	$137	$-	$2,432	$26,031	$28,600
Real estate:
Owner occupied commercial real estate	-	-	-	-	1,248	14,147	15,395
Commercial real estate	1,141	-	1,141	570	7,261	21,513	30,485
Construction, land & land development	2,048	-	2,048	-	72	8,403	10,523
Residential mortgage	981	-	981	-	3,141	145,669	149,791
Consumer and other	7	-	7	-	-	3,623	3,630

Total loans held for investment	$4,314	$-	$4,314	$570	$14,154	$219,386	$238,424

	December 31, 2014
	Loans Past Due and Still Accruing
	30 - 89 Days Past Due	90 Days or More Past Due	Total	Nonaccrual	Purchased Credit Impaired	Current	Total Loans
	(Dollars in thousands)

Originated Loans
Commercial & industrial	$7,266	$-	$7,266	$1,789	$-	$750,755	$759,810
Real estate:
Owner occupied commercial real estate	1,464	-	1,464	173	-	146,560	148,197
Commercial real estate	-	-	-	-	-	308,521	308,521
Construction, land & land development	677	-	677	940	-	228,526	230,143
Residential mortgage	382	16	398	1,277	-	105,600	107,275
Consumer and other	217	-	217	95	-	6,473	6,785

Total loans held for investment	$10,006	$16	$10,022	$4,274	$-	$1,546,435	$1,560,731

Acquired Loans
Commercial & industrial	$137	$-	$137	$-	$2,432	$26,031	$28,600
Real estate:
Owner occupied commercial real estate	-	-	-	-	1,248	14,147	15,395
Commercial real estate	1,141	-	1,141	570	7,261	21,513	30,485
Construction, land & land development	2,048	-	2,048	-	72	8,403	10,523
Residential mortgage	981	-	981	-	3,141	145,669	149,791
Consumer and other	7	-	7	-	-	3,623	3,630

Total loans held for investment	$4,314	$-	$4,314	$570	$14,154	$219,386	$238,424

	December 31, 2013
	Loans Past Due and Still Accruing
	30 - 89 Days Past Due	90 Days or More Past Due	Total	Nonaccrual	Purchased Credit Impaired	Current	Total Loans
	(Dollars in thousands)

Originated Loans
Commercial & industrial	$4,988	$-	$4,988	$7,345	$-	$662,288	$674,621
Real estate:
Owner occupied commercial real estate	780	536	1,316	-	-	152,191	153,507
Commercial real estate	-	780	780	164	-	253,894	254,838
Construction, land & land development	-	-	-	587	-	139,280	139,867
Residential mortgage	221	-	221	1,328	-	104,339	105,888
Consumer and other	208	-	208	1,284	-	5,804	7,296

Total loans held for investment	$6,197	$1,316	$7,513	$10,708	$-	$1,317,796	$1,336,017

Acquired Loans
Commercial & industrial	$-	$-	$-	$-	$895	$5,774	$6,669
Real estate:
Owner occupied commercial real estate	-	-	-	-	1,655	1,799	3,454
Commercial real estate	-	-	-	652	4,676	6,845	12,173
Construction, land & land development	-	-	-	-	96	104	200
Residential mortgage	-	-	-	-	176	298	474
Consumer and other	24	-	24	-	-	404	428

Total loans held for investment	$24	$-	$24	$652	$7,498	$15,224	$23,398

Summary of impaired loans

	March 31,	December 31,
	2015	2014
	(Dollars in thousands)

Nonaccrual loans	$3,789	$2,127
Accruing loans past due 90 days or more	7	16
Restructured loans - nonaccrual	3,113	2,717
Restructured loans - accruing	2,390	2,257
Total nonperforming loans	$9,299	$7,117

	December 31,
	2014	2013
	(Dollars in thousands)

Nonaccrual loans	$2,127	$1,496
Accruing loans past due 90 days or more	16	1,316
Restructured loans - nonaccrual	2,717	9,864
Restructured loans - accruing	2,257	4,072
Total nonperforming loans	$7,117	$16,748

Impaired loans, individually evaluated for impairment

	March 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)

With no related allowance recorded:
Commercial & industrial	$1,433	$1,442	$-
Owner occupied commercial real estate	1,029	1,034	-
Commercial real estate	547	547	-
Construction, land & land development	2,430	2,431	-
Residential mortgage	1,263	1,264	-
Consumer and other	152	152	-

With an allowance recorded:
Commercial & industrial	$2,210	$2,211	$261
Residential mortgage	228	228	172

Total:
Commercial & industrial	$3,643	$3,653	$261
Owner occupied commercial real estate	1,029	1,034	-
Commercial real estate	547	547	-
Construction, land & land development	2,430	2,431	-
Residential mortgage	1,491	1,492	172
Consumer and other	152	152	-
	$9,292	$9,309	$433

	December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)

With no related allowance recorded:
Commercial & industrial	$1,424	$1,424	$-
Owner occupied commercial real estate	173	173	-
Commercial real estate	2,506	2,510	-
Construction, land & land development	969	969	-
Residential mortgage	1,277	1,277	-
Consumer and other	155	156	-

With an allowance recorded:
Commercial & industrial	$502	$502	$373
Consumer and other	95	95	95

Total:
Commercial & Industrial	$1,926	$1,926	$373
Owner occupied commercial real estate	173	173	-
Commercial real estate	2,506	2,510	-
Construction, land & land development	969	969	-
Residential mortgage	1,277	1,277	-
Consumer and other	250	251	95
	$7,101	$7,106	$468

	December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)

With no related allowance recorded:
Commercial & industrial	$1,424	$1,424	$-
Owner occupied commercial real estate	173	173	-
Commercial real estate	2,506	2,510
Construction, land & land development	969	969	-
Residential mortgage	1,277	1,277	-
Consumer and other	155	156	-

With an allowance recorded:
Commercial & industrial	$502	$502	$373
Consumer and other	95	95	95

Total:
Commercial & Industrial	$1,926	$1,926	$373
Real Estate	4,925	4,929	-
Consumer and other	250	251	95
	$7,101	$7,106	$468

	December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in thousands)

With no related allowance recorded:
Commercial & industrial	$631	$631	$-
Commercial real estate	2,690	2,692	-
Construction, land & land development	1,751	1,751	-
Residential mortgage	1,213	1,213	-
Consumer and other	170	170	-

With an allowance recorded:
Commercial & industrial	$6,932	$6,932	$2,924
Commercial real estate	653	653	45
Residential mortgage	114	114	88
Consumer and other	1,278	1,278	1,278

Total:
Commercial & Industrial	$7,563	$7,563	$2,924
Real Estate	6,421	6,423	133
Consumer and other	1,448	1,448	1,278
	$15,432	$15,434	$4,335

Credit risk profile of loans

	March 31, 2015
	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)

Grade 1	$1,868	$-	$-	$-	$283	$1,209	$3,360
Grade 2	5,337	-	-	-	-	-	5,337
Grade 3	153,619	25,123	35,692	7,203	56,707	2,891	281,235
Grade 4	483,546	139,236	302,004	258,075	186,104	5,682	1,374,647
Grade 5	51,412	154	8,141	1,153	98	141	61,099
Grade 6	40,948	-	4,652	-	518	120	46,238
Grade 7	2,276	-	8,890	6,121	1,300	28	18,615
Grade 8	3,009	1,028	547	516	1,492	-	6,592
Grade 9	310	-	-	-	-	-	310
	742,325	165,541	359,926	273,068	246,502	10,071	1,797,433

Purchased Credit Impaired	2,055	1,063	7,145	57	3,089	-	13,409

Total loans	$744,380	$166,604	$367,071	$273,125	$249,591	$10,071	$1,810,842

	December 31, 2014
	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)

Grade 1	$2,410	-	-	-	285	997	3,692
Grade 2	5,338	-	-	-	-	-	5,338
Grade 3	183,109	26,830	33,347	7,605	57,945	2,956	311,792
Grade 4	484,214	133,051	283,401	222,209	192,565	6,067	1,321,507
Grade 5	62,783	1,016	1,935	3,692	99	150	69,675
Grade 6	42,995	-	2,680	-	447	121	46,243
Grade 7	3,341	1,273	9,812	6,148	1,307	29	21,910
Grade 8	1,788	174	570	940	1,277	95	4,844
Grade 9	-	-	-	-	-	-	-
	785,978	162,344	331,745	240,594	253,925	10,415	1,785,001

Purchased Credit Impaired	2,432	1,248	7,261	72	3,141	-	14,154

Total loans	$788,410	$163,592	$339,006	$240,666	$257,066	$10,415	$1,799,155

	December 31, 2014
	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)

Grade 1	$2,410	-	-	-	285	997	3,692
Grade 2	5,338	-	-	-	-	-	5,338
Grade 3	183,109	26,830	33,347	7,605	57,945	2,956	311,792
Grade 4	484,214	133,051	283,401	222,209	192,565	6,067	1,321,507
Grade 5	62,783	1,016	1,935	3,692	99	150	69,675
Grade 6	42,995	-	2,680	-	447	121	46,243
Grade 7	3,341	1,273	9,812	6,148	1,307	29	21,910
Grade 8	1,788	174	570	940	1,277	95	4,844
Grade 9	-	-	-	-	-	-	-
	785,978	162,344	331,745	240,594	253,925	10,415	1,785,001

Purchased Credit Impaired	2,432	1,248	7,261	72	3,141	-	14,154
Total loans	$788,410	$163,592	$339,006	$240,666	$257,066	$10,415	$1,799,155

	December 31, 2013
	Commercial & Industrial	Owner Occupied Commercial Real Estate	Commercial Real Estate	Construction & Land Development	Residential Mortgage	Consumer and Other	Total
	(Dollars in thousands)

Grade 1	$2,657	$-	$-	$-	$292	$548	$3,497
Grade 2	7,750	-	-	-	-	50	7,800
Grade 3	161,581	26,548	37,750	12,058	71,264	3,785	312,986
Grade 4	474,831	118,070	213,946	124,972	32,735	1,653	966,207
Grade 5	10,970	10,631	8,752	2,323	149	248	33,073
Grade 6	11,790	-	569	-	-	107	12,466
Grade 7	3,471	57	502	31	418	49	4,528
Grade 8	6,106	-	816	587	1,328	6	8,843
Grade 9	1,239	-	-	-	-	1,278	2,517
	680,395	155,306	262,335	139,971	106,186	7,724	1,351,917

Purchased Credit Impaired	895	1,655	4,676	96	176	-	7,498

Total loans	$681,290	$156,961	$267,011	$140,067	$106,362	$7,724	$1,359,415

Troubled debt restructurings

	Three Months Ended
	March 31, 2015
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Recorded Investment as of March 31, 2015
	(Dollars in thousands)

Commercial & industrial	1	$739	$689
Total	1	$739	$689

	Year Ended December 31,
	2014			2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Recorded Investment
	(Dollars in thousands)

Commercial & industrial	4	$915	$353	8	$8,400	$5,587
Commercial real estate	1	580	570	1	2,562	2,526
Construction, land & land development	1	30	29	3	4,783	1,164
Consumer and other	1	125	121	2	146	146
Total	7	$1,650	$1,073	14	$15,891	$9,423